Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 458,624	$ 391,523
Gain (loss) on revaluation of derivatives in trade receivables	392	(117)
Revenue	459,016	391,406
Gold [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	385,953	333,342
Gold Dore [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	220,382	215,739
Gold Concentrate [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	165,571	117,603
Zinc [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	39,564	30,575
Lead [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	21,625	18,272
Silver [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	11,482	6,987
Silver Dore [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,245	1,400
Silver Concentrate [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	10,237	5,587
Iron [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	2,347
Turkey [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	348,528	337,907
Revenue	348,528	337,907
Turkey [member] | Gold Dore [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	220,382	215,739
Turkey [member] | Gold Concentrate [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	123,960	117,603
Turkey [member] | Zinc [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Turkey [member] | Lead [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Turkey [member] | Silver Dore [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,245	1,400
Turkey [member] | Silver Concentrate [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,941	3,165
Turkey [member] | Iron [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		0
Greece [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	110,096	51,269
Revenue	110,488	51,152
Greece [member] | Gold Dore [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Greece [member] | Gold Concentrate [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	41,611	0
Greece [member] | Zinc [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	39,564	30,575
Greece [member] | Lead [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	21,625	18,272
Greece [member] | Silver Dore [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Greece [member] | Silver Concentrate [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	7,296	2,422
Greece [member] | Iron [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		0
Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	2,347
Revenue	0	2,347
Brazil [member] | Gold Dore [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Brazil [member] | Gold Concentrate [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Brazil [member] | Zinc [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Brazil [member] | Lead [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Brazil [member] | Silver Dore [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Brazil [member] | Silver Concentrate [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 0	0
Brazil [member] | Iron [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		$ 2,347